Stock-Based Compensation Plans - Additional information (Details) - USD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Share-based Compensation Cost	$ 800,000	$ 700,000
Tax benefit realized in connection with stock options exercised	$ 100,000	$ 100,000	$ 100,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)	1,593,433	1,319,279	1,147,720
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)	356,014	271,025	381,859
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)	$ 18.47	$ 16.77	$ 10.19
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value	$ 2,500,000	$ 3,700,000	$ 10,800,000
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total	$ 7,700,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)	2 years 7 months 6 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	$ 4,200,000
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total	$ 6,600,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)	1 year
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value	$ 5,200,000
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total	$ 3,500,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)	1 year 8 months 12 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	$ 3,300,000
Shareholder-Approved Stock Options Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in shares)	2,703,675
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total	$ 1,593,433
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)	356,014	271,025
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)	$ 18.47	$ 16.77
Deferred Share Unit Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total	$ 0	$ 0
Deferred Share Units Outstanding Number (in shares)	283,338	252,011
Deferred Compensation Share-based Arrangements, Liability, Current and Noncurrent	$ 20,600,000	$ 18,300,000
Deferred Share Units Grants In Period (in shares)	31,327
Deferred Share Units Redeemed and Settled in Cash (in shares)	0
Deferred Share Units Compensation Expense	$ 3,200,000	4,500,000	4,600,000
Cash-Settled Restricted Share Unit [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total	700,000	1,000,000.0
Deferred Compensation Share-based Arrangements, Liability, Current and Noncurrent	400,000	800,000
Cash Settled Restricted Share Units Compensation Expense	$ 800,000	$ 1,300,000	$ 1,100,000